Nuveen Global Equity Income Fund
Portfolio of Investments September 30, 2021
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 93.4%
Aerospace & Defense - 2.3%
18,584 General Dynamics Corp $ 3,643,021
Air Freight & Logistics - 3.3%
83,457 Deutsche Post AG(2) 5,233,569
Automobiles - 1.7%
50,425 General Motors Co(3) 2,657,902
Banks - 13.8%
276,631 Bank Leumi Le-Israel BM(2) 2,343,905
52,767 Citigroup Inc 3,703,188
230,259 ING Groep NV(2) 3,347,621
23,095 JPMorgan Chase & Co 3,780,420
206,885 Nordea Bank Abp(2),(3) 2,681,362
276,120 Oversea-Chinese Banking Corp Ltd(2) 2,325,132
80,286 Wells Fargo & Co 3,726,073
Total Banks 21,907,701
Biotechnology - 2.3%
34,010 AbbVie Inc 3,668,659
Capital Markets - 1.4%
13,838 Deutsche Boerse AG(2) 2,245,445
Chemicals - 5.3%
14,179 Air Liquide SA(2) 2,270,909
47,120 DuPont de Nemours Inc 3,203,689
45,698 Nutrien Ltd 2,966,077
Total Chemicals 8,440,675
Communications Equipment - 2.4%
69,529 Cisco Systems Inc 3,784,463
Electrical Equipment - 1.5%
16,375 Eaton Corp PLC 2,444,951
Entertainment - 2.0%
6,600 Nintendo Co Ltd(2) 3,154,025
Food & Staples Retailing - 2.2%
24,624 Walmart Inc 3,432,093
Food Products - 1.4%
1,148,074 Tingyi Cayman Islands Holding Corp(2) 2,134,628
Health Care Equipment & Supplies - 2.2%
27,933 Medtronic PLC 3,501,402
Health Care Providers & Services - 4.2%
10,852 Anthem Inc 4,045,626
36,262 Fresenius Medical Care AG & Co KGaA(2) 2,543,571
Total Health Care Providers & Services 6,589,197
Hotels, Restaurants & Leisure - 1.5%
15,969 Darden Restaurants Inc 2,418,824
Household Durables - 1.3%
43,829 PulteGroup Inc 2,012,628
Industrial Conglomerates - 3.1%
29,875 Siemens AG(2) 4,886,086

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
September 30, 2021
(Unaudited)

Shares   Description(1) Value
Insurance - 4.8%
51,869 Ageas SA/NV(2) $ 2,568,576
10,386 Allianz SE(2) 2,326,937
10,755 Everest Re Group Ltd 2,697,139
Total Insurance 7,592,652
IT Services - 1.6%
12,012 Capgemini SE(2) 2,491,009
Media - 3.8%
62,975 Comcast Corp 3,522,192
148,300 Hakuhodo DY Holdings Inc(2) 2,552,086
Total Media 6,074,278
Metals & Mining - 1.3%
81,163 BHP Group PLC(2) 2,044,848
Multi-Utilities - 3.0%
25,500 Dominion Energy Inc 1,862,010
248,169 National Grid PLC(2) 2,957,111
Total Multi-Utilities 4,819,121
Oil, Gas & Consumable Fuels - 4.3%
28,828 Chevron Corp 2,924,601
177,566 Enterprise Products Partners LP 3,842,528
Total Oil, Gas & Consumable Fuels 6,767,129
Personal Products - 1.5%
39,300 Kao Corp(2) 2,338,883
Pharmaceuticals - 3.8%
61,610 AstraZeneca PLC, ADR 3,700,297
123,966 GlaxoSmithKline PLC(2) 2,339,631
Total Pharmaceuticals 6,039,928
Semiconductors & Semiconductor Equipment - 1.4%
687 Broadcom Inc 333,147
35,663 Intel Corp 1,900,125
Total Semiconductors & Semiconductor Equipment 2,233,272
Software - 4.6%
12,747 Microsoft Corp 3,593,634
41,438 Oracle Corp 3,610,493
Total Software 7,204,127
Specialty Retail - 4.1%
68,012 Industria de Diseno Textil SA(2) 2,502,552
11,109 Lowe's Cos Inc 2,253,571
1,520,000 Topsports International Holdings Ltd, 144A(2) 1,726,266
Total Specialty Retail 6,482,389
Technology Hardware, Storage & Peripherals - 2.1%
56,853 Samsung Electronics Co Ltd(2) 3,316,729
Tobacco - 1.3%
21,509 Philip Morris International Inc 2,038,838
Trading Companies & Distributors - 1.4%
101,600 Mitsui & Co Ltd(2) 2,221,685
Wireless Telecommunication Services - 2.5%
14,367 SK Telecom Co Ltd(2) 3,902,311
Total Common Stocks (cost $113,806,382) 147,722,468

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Coupon Ratings (4) Value
CONVERTIBLE PREFERRED SECURITIES - 4.6%
Health Care Technology - 1.0%
22,500 Change Healthcare Inc 6.000% N/R $ 1,565,550
Life Sciences Tools & Services - 1.4%
17,165 Avantor Inc 6.250% N/R 2,161,245
Semiconductors & Semiconductor Equipment - 2.2%
2,300 Broadcom Inc 8.000% N/R 3,523,623
Total Convertible Preferred Securities (cost $5,493,439) 7,250,418
Total Long-Term Investments (cost $119,299,821) 154,972,886
Other Assets Less Liabilities - 2.0% 3,213,981
Net Assets - 100% $ 158,186,867
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $81,267,591 $66,454,877 $– $147,722,468
Convertible Preferred Securities 7,250,418 – – 7,250,418
Total
$88,518,009 $66,454,877 $– $154,972,886
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen Multi-Cap Value Fund
Portfolio of Investments September 30, 2021
(Unaudited)
Shares   Description(1) Value
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
Aerospace & Defense - 4.6%
10,986 Curtiss-Wright Corp $ 1,386,213
11,384 General Dynamics Corp 2,231,606
Total Aerospace & Defense 3,617,819
Automobiles - 2.7%
40,008 General Motors Co(2) 2,108,822
Banks - 10.6%
26,555 Bank of NT Butterfield & Son Ltd/The 942,968
34,430 Citigroup Inc 2,416,298
57,160 First Horizon Corp 931,136
13,184 JPMorgan Chase & Co 2,158,089
42,951 Wells Fargo & Co 1,993,356
Total Banks 8,441,847
Biotechnology - 4.5%
6,863 AbbVie Inc 740,312
720,070 ADMA Biologics Inc(2),(3) 813,679
293,845 Rigel Pharmaceuticals Inc(2) 1,066,657
5,400 Vertex Pharmaceuticals Inc(2) 979,506
Total Biotechnology 3,600,154
Capital Markets - 4.8%
14,852 B Riley Financial Inc 876,862
31,664 Cowen Inc 1,086,392
9,128 Morgan Stanley 888,246
11,802 State Street Corp 999,865
Total Capital Markets 3,851,365
Chemicals - 3.6%
15,079 DuPont de Nemours Inc 1,025,221
21,400 Innospec Inc 1,802,308
Total Chemicals 2,827,529
Communications Equipment - 3.1%
45,021 Viasat Inc(2) 2,479,306
Consumer Finance - 1.7%
11,193 Discover Financial Services 1,375,060
Diversified Consumer Services - 2.2%
131,543 Houghton Mifflin Harcourt Co(2) 1,766,622
Electric Utilities - 2.7%
19,862 Alliant Energy Corp 1,111,875
14,480 Pinnacle West Capital Corp 1,047,773
Total Electric Utilities 2,159,648
Electrical Equipment - 5.1%
42,695 Bloom Energy Corp(2) 799,251
3,796 Hubbell Inc 685,823
79,689 nVent Electric PLC 2,576,345
Total Electrical Equipment 4,061,419
Energy Equipment & Services - 2.0%
63,074 Baker Hughes Co 1,559,820

Shares   Description(1) Value
Equity Real Estate Investment Trusts (REITs) - 1.5%
29,658 STAG Industrial Inc $ 1,164,077
Food & Staples Retailing - 4.0%
43,670 Sprouts Farmers Market Inc(2) 1,011,834
15,414 Walmart Inc 2,148,403
Total Food & Staples Retailing 3,160,237
Gas Utilities - 1.5%
21,982 National Fuel Gas Co 1,154,495
Health Care Equipment & Supplies - 1.8%
11,232 Medtronic PLC 1,407,931
Health Care Providers & Services - 3.0%
4,206 Anthem Inc 1,567,997
10,568 Encompass Health Corp 793,023
Total Health Care Providers & Services 2,361,020
Health Care Technology - 1.2%
46,938 Change Healthcare Inc(2) 982,882
Hotels, Restaurants & Leisure - 1.7%
27,262 Brinker International Inc(2) 1,337,201
Household Durables - 1.4%
24,607 PulteGroup Inc 1,129,953
Insurance - 3.7%
3,923 Aon PLC 1,121,076
9,417 Globe Life Inc 838,395
6,962 RenaissanceRe Holdings Ltd 970,503
Total Insurance 2,929,974
Interactive Media & Services - 3.3%
42,489 TripAdvisor Inc(2) 1,438,253
31,702 Yelp Inc(2) 1,180,582
Total Interactive Media & Services 2,618,835
IT Services - 2.1%
15,298 Fiserv Inc(2) 1,659,833
Life Sciences Tools & Services - 2.4%
21,869 Syneos Health Inc(2) 1,913,100
Machinery - 1.3%
29,080 Flowserve Corp 1,008,204
Media - 1.5%
21,663 Comcast Corp 1,211,612
Oil, Gas & Consumable Fuels - 5.0%
10,061 Cheniere Energy Inc(2) 982,658
16,685 Hess Corp 1,303,265
37,543 Royal Dutch Shell PLC, ADR 1,662,029
Total Oil, Gas & Consumable Fuels 3,947,952
Pharmaceuticals - 3.4%
39,500 GlaxoSmithKline PLC, ADR(3) 1,509,295
74,346 Takeda Pharmaceutical Co Ltd, ADR(3) 1,217,787
Total Pharmaceuticals 2,727,082
Semiconductors & Semiconductor Equipment - 1.7%
60,454 Rambus Inc(2) 1,342,079

Nuveen Multi-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description(1) Value
Software - 7.6%
53,523 NortonLifeLock Inc $ 1,354,132
28,223 Oracle Corp 2,459,070
38,809 Teradata Corp(2) 2,225,696
Total Software 6,038,898
Specialty Retail - 2.9%
5,460 Advance Auto Parts Inc 1,140,539
45,820 American Eagle Outfitters Inc 1,182,156
Total Specialty Retail 2,322,695
Wireless Telecommunication Services - 1.0%
6,113 T-Mobile US Inc(2) 780,997
Total Long-Term Investments (cost $63,182,913) 79,048,468
Shares Description(1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.6%
MONEY MARKET FUNDS - 3.6%
2,873,630 State Street Navigator Securities Lending Government Money
Market Portfolio (4)
0.030%(5) $ 2,873,630
Total Investments Purchased with Collateral from Securities Lending (cost $2,873,630) 2,873,630
Principal
Amount
(000) Description(1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.7%
REPURCHASE AGREEMENTS - 0.7%
$ 565 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/21,repurchase price $564,936,
collateralized by $550,100, U.S. Treasury Bond, 2.250%, due
5/15/41, value $576,316
0.000% 10/01/21 $ 564,936
Total Short-Term Investments (cost $564,936) 564,936
Total Investments (cost $66,621,479) - 103.9% 82,487,034
Other Assets Less Liabilities - (3.9)% (3,097,684)
Net Assets - 100% $ 79,389,350

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $79,048,468 $– $– $79,048,468
Investments Purchased with Collateral from Securities Lending 2,873,630 – – 2,873,630
Short-Term Investments:
Repurchase Agreements – 564,936 – 564,936
Total
$81,922,098 $564,936 $– $82,487,034
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,795,498.
(4) The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt

Nuveen Large-Cap Value Fund
Portfolio of Investments September 30, 2021
(Unaudited)
Shares   Description(1) Value
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCKS - 98.6%
Aerospace & Defense - 4.4%
2,670 General Dynamics Corp $ 523,400
3,734 Raytheon Technologies Corp 320,975
Total Aerospace & Defense 844,375
Automobiles - 3.0%
10,918 General Motors Co(2) 575,488
Banks - 11.1%
9,291 Citigroup Inc 652,042
19,936 First Horizon Corp 324,757
3,711 JPMorgan Chase & Co 607,454
11,424 Wells Fargo & Co 530,188
Total Banks 2,114,441
Beverages - 1.4%
5,118 Coca-Cola Co/The 268,541
Biotechnology - 5.0%
2,123 AbbVie Inc 229,008
3,351 Horizon Therapeutics Plc(2) 367,068
1,981 Vertex Pharmaceuticals Inc(2) 359,334
Total Biotechnology 955,410
Capital Markets - 4.2%
4,659 KKR & Co Inc 283,640
2,440 Morgan Stanley 237,436
3,308 State Street Corp 280,254
Total Capital Markets 801,330
Chemicals - 2.8%
4,635 DuPont de Nemours Inc 315,134
4,370 Olin Corp 210,852
Total Chemicals 525,986
Communications Equipment - 2.9%
9,982 Viasat Inc(2) 549,709
Consumer Finance - 1.7%
2,619 Discover Financial Services 321,744
Electric Utilities - 3.4%
4,121 Alliant Energy Corp 230,694
3,622 Evergy Inc 225,288
2,601 Pinnacle West Capital Corp 188,208
Total Electric Utilities 644,190
Electrical Equipment - 5.4%
1,912 Eaton Corp PLC 285,480
1,049 Hubbell Inc 189,523
17,109 nVent Electric PLC 553,134
Total Electrical Equipment 1,028,137
Energy Equipment & Services - 2.2%
17,252 Baker Hughes Co 426,642
Equity Real Estate Investment Trusts (REITs) - 1.4%
1,410 Alexandria Real Estate Equities Inc 269,409

Shares   Description(1) Value
Food & Staples Retailing - 2.7%
3,761 Walmart Inc $ 524,208
Health Care Equipment & Supplies - 1.9%
2,896 Medtronic PLC 363,014
Health Care Providers & Services - 4.0%
1,283 Anthem Inc 478,302
1,977 Quest Diagnostics Inc 287,278
Total Health Care Providers & Services 765,580
Hotels, Restaurants & Leisure - 1.3%
6,850 Las Vegas Sands Corp(2) 250,710
Household Durables - 1.4%
6,031 PulteGroup Inc 276,944
Insurance - 5.5%
5,488 American International Group Inc 301,236
1,001 Aon PLC 286,056
2,770 Globe Life Inc 246,613
1,480 RenaissanceRe Holdings Ltd 206,312
Total Insurance 1,040,217
Interactive Media & Services - 3.7%
147 Alphabet Inc(2) 393,008
9,110 TripAdvisor Inc(2) 308,374
Total Interactive Media & Services 701,382
IT Services - 3.8%
4,604 Fiserv Inc(2) 499,534
1,660 International Business Machines Corp 230,624
Total IT Services 730,158
Life Sciences Tools & Services - 1.4%
3,003 Syneos Health Inc(2) 262,702
Media - 1.5%
5,182 Comcast Corp 289,829
Metals & Mining - 1.4%
5,262 BHP Group PLC, ADR(3) 266,731
Multi-Utilities - 1.3%
3,329 Dominion Energy Inc 243,084
Oil, Gas & Consumable Fuels - 5.6%
2,420 Cheniere Energy Inc(2) 236,361
4,010 Hess Corp 313,221
11,559 Royal Dutch Shell PLC, ADR 511,717
Total Oil, Gas & Consumable Fuels 1,061,299
Pharmaceuticals - 4.0%
10,962 GlaxoSmithKline PLC, ADR(3) 418,858
21,020 Takeda Pharmaceutical Co Ltd, ADR(3) 344,308
Total Pharmaceuticals 763,166
Semiconductors & Semiconductor Equipment - 1.2%
4,144 Intel Corp 220,792
Software - 5.0%
13,708 NortonLifeLock Inc 346,813
7,055 Oracle Corp 614,702
Total Software 961,515

Nuveen Large-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description(1) Value
Specialty Retail - 1.6%
1,427 Advance Auto Parts Inc $ 298,086
Tobacco - 1.3%
2,660 Philip Morris International Inc 252,141
Wireless Telecommunication Services - 1.1%
1,667 T-Mobile US Inc(2) 212,976
Total Long-Term Investments (cost $13,587,204) 18,809,936
Shares Description(1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.5%
MONEY MARKET FUNDS - 5.5%
1,040,173 State Street Navigator Securities Lending Government Money
Market Portfolio (4)
0.030%(5) $ 1,040,173
Total Investments Purchased with Collateral from Securities Lending (cost $1,040,173) 1,040,173
Principal
Amount
(000) Description(1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.5%
REPURCHASE AGREEMENTS - 1.5%
$ 278 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/21,repurchase price $277,833,
collateralized by $270,500, U.S. Treasury Bond, 2.250%, due
5/15/41, value $283,391
0.000% 10/01/21 $ 277,833
Total Short-Term Investments (cost $277,833) 277,833
Total Investments (cost $14,905,210) - 105.6% 20,127,942
Other Assets Less Liabilities - (5.6)% (1,073,252)
Net Assets - 100% $ 19,054,690
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $18,809,936 $– $– $18,809,936
Investments Purchased with Collateral from Securities Lending 1,040,173 – – 1,040,173
Short-Term Investments:
Repurchase Agreements – 277,833 – 277,833
Total
$19,850,109 $277,833 $– $20,127,942

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,019,551.
(4) The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt

Nuveen Small/Mid-Cap Value Fund
Portfolio of Investments September 30, 2021
(Unaudited)
Shares   Description(1) Value
LONG-TERM INVESTMENTS - 97.0%
COMMON STOCKS - 97.0%
Aerospace & Defense - 1.6%
4,921 Curtiss-Wright Corp $ 620,932
Auto Components - 1.4%
12,895 BorgWarner Inc 557,193
Banks - 10.8%
22,757 Ameris Bancorp 1,180,633
56,249 First Horizon Corp 916,296
16,878 PacWest Bancorp 764,911
12,118 Western Alliance Bancorp 1,318,681
Total Banks 4,180,521
Biotechnology - 5.9%
230,737 ADMA Biologics Inc(2),(3) 260,733
8,276 Arena Pharmaceuticals Inc(2) 492,836
29,690 Coherus Biosciences Inc(2) 477,118
137,111 Rigel Pharmaceuticals Inc(2) 497,713
2,894 United Therapeutics Corp(2) 534,174
Total Biotechnology 2,262,574
Building Products - 1.5%
10,957 Builders FirstSource Inc(2) 566,915
Capital Markets - 2.4%
27,261 Cowen Inc 935,325
Chemicals - 3.5%
15,193 Huntsman Corp 449,561
18,666 Olin Corp 900,634
Total Chemicals 1,350,195
Communications Equipment - 5.1%
10,555 Ciena Corp(2) 541,999
22,506 Juniper Networks Inc 619,365
14,873 Viasat Inc(2) 819,056
Total Communications Equipment 1,980,420
Diversified Consumer Services - 2.6%
73,785 Houghton Mifflin Harcourt Co(2) 990,933
Electric Utilities - 3.2%
4,451 IDACORP Inc 460,145
11,474 OGE Energy Corp 378,183
5,692 Pinnacle West Capital Corp 411,873
Total Electric Utilities 1,250,201
Electrical Equipment - 6.8%
9,755 EnerSys 726,162
4,338 Hubbell Inc 783,747
34,124 nVent Electric PLC 1,103,229
Total Electrical Equipment 2,613,138
Electronic Equipment, Instruments & Components - 2.6%
10,327 Belden Inc 601,651
20,366 Vishay Intertechnology Inc 409,153
Total Electronic Equipment, Instruments & Components 1,010,804

Shares   Description(1) Value
Energy Equipment & Services - 1.9%
56,512 NOV Inc(2) $ 740,872
Equity Real Estate Investment Trusts (REITs) - 6.7%
31,576 Brandywine Realty Trust 423,750
13,269 Iron Mountain Inc 576,538
60,466 SITE Centers Corp 933,595
17,058 STAG Industrial Inc 669,526
Total Equity Real Estate Investment Trusts (REITs) 2,603,409
Food & Staples Retailing - 1.1%
18,246 Sprouts Farmers Market Inc(2) 422,760
Food Products - 1.2%
27,200 Hostess Brands Inc(2) 472,464
Gas Utilities - 1.2%
8,581 National Fuel Gas Co 450,674
Health Care Providers & Services - 1.8%
10,716 Tenet Healthcare Corp(2) 711,971
Health Care Technology - 1.2%
22,320 Change Healthcare Inc(2) 467,381
Hotels, Restaurants & Leisure - 1.6%
12,234 Brinker International Inc(2) 600,078
Household Durables - 1.3%
11,077 PulteGroup Inc 508,656
Insurance - 3.7%
7,269 eHealth Inc(2) 294,394
3,168 Everest Re Group Ltd 794,471
2,425 RenaissanceRe Holdings Ltd 338,045
Total Insurance 1,426,910
Interactive Media & Services - 3.8%
25,545 TripAdvisor Inc(2) 864,698
16,369 Yelp Inc(2) 609,582
Total Interactive Media & Services 1,474,280
IT Services - 1.8%
5,322 Euronet Worldwide Inc(2) 677,385
Life Sciences Tools & Services - 1.6%
7,033 Syneos Health Inc(2) 615,247
Machinery - 2.7%
12,054 Federal Signal Corp 465,525
16,270 Flowserve Corp 564,081
Total Machinery 1,029,606
Metals & Mining - 2.8%
7,983 Materion Corp 547,953
3,739 Reliance Steel & Aluminum Co 532,508
Total Metals & Mining 1,080,461
Multiline Retail - 1.0%
14,779 Nordstrom Inc(2) 390,905
Oil, Gas & Consumable Fuels - 3.5%
76,694 Magnolia Oil & Gas Corp 1,364,386

Nuveen Small/Mid-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description(1) Value
Road & Rail - 1.6%
12,077 Knight-Swift Transportation Holdings Inc $ 617,739
Semiconductors & Semiconductor Equipment - 3.0%
4,264 First Solar Inc(2) 407,041
33,664 Rambus Inc(2) 747,341
Total Semiconductors & Semiconductor Equipment 1,154,382
Software - 3.1%
20,499 Teradata Corp(2) 1,175,618
Specialty Retail - 3.0%
2,819 Advance Auto Parts Inc 588,861
22,163 American Eagle Outfitters Inc 571,805
Total Specialty Retail 1,160,666
Total Long-Term Investments (cost $29,539,072) 37,465,001
Shares Description(1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUNDS - 0.7%
264,960 State Street Navigator Securities Lending Government Money
Market Portfolio (4)
0.030%(5) $ 264,960
Total Investments Purchased with Collateral from Securities Lending (cost $264,960) 264,960
Principal
Amount
(000) Description(1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.1%
REPURCHASE AGREEMENTS - 3.1%
$ 1,197 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/21,repurchase price $1,196,507,
collateralized by $1,165,000, U.S. Treasury Bond, 2.250%, due
5/15/41, value $1,220,520
0.000% 10/01/21 $ 1,196,507
Total Short-Term Investments (cost $1,196,507) 1,196,507
Total Investments (cost $31,000,539) - 100.8% 38,926,468
Other Assets Less Liabilities - (0.8)% (319,890)
Net Assets - 100% $ 38,606,578

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $37,465,001 $– $– $37,465,001
Investments Purchased with Collateral from Securities Lending 264,960 – – 264,960
Short-Term Investments:
Repurchase Agreements – 1,196,507 – 1,196,507
Total
$37,729,961 $1,196,507 $– $38,926,468
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $239,516.
(4) The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Small-Cap Value Fund
Portfolio of Investments September 30, 2021
(Unaudited)
Shares   Description(1) Value
LONG-TERM INVESTMENTS - 96.3%
COMMON STOCKS - 96.3%
Banks - 13.3%
374,799 Amalgamated Financial Corp $ 5,929,320
134,781 Ameris Bancorp 6,992,438
420,283 Banc of California Inc 7,771,033
120,784 Enterprise Financial Services Corp 5,469,100
149,216 PacWest Bancorp 6,762,469
81,388 SouthState Corp 6,077,242
Total Banks 39,001,602
Biotechnology - 6.2%
1,490,695 ADMA Biologics Inc (2),(3) 1,684,485
61,642 Arena Pharmaceuticals Inc (2) 3,670,781
282,809 Coherus Biosciences Inc (2) 4,544,741
1,028,249 Rigel Pharmaceuticals Inc (2) 3,732,544
24,956 United Therapeutics Corp(2) 4,606,378
Total Biotechnology 18,238,929
Capital Markets - 2.4%
203,773 Cowen Inc 6,991,452
Chemicals - 1.2%
43,482 Innospec Inc 3,662,054
Communications Equipment - 3.6%
208,349 Digi International Inc (2) 4,379,496
114,684 Viasat Inc (2) 6,315,648
Total Communications Equipment 10,695,144
Construction & Engineering - 1.5%
85,442 Arcosa Inc 4,286,625
Consumer Finance - 1.8%
102,373 Green Dot Corp(2) 5,152,433
Diversified Consumer Services - 3.6%
547,598 Houghton Mifflin Harcourt Co(2) 7,354,241
84,943 Stride Inc (2) 3,052,852
Total Diversified Consumer Services 10,407,093
Electric Utilities - 2.2%
35,883 IDACORP Inc 3,709,585
60,679 Portland General Electric Co 2,851,306
Total Electric Utilities 6,560,891
Electrical Equipment - 6.0%
193,173 Bloom Energy Corp(2) 3,616,199
72,458 EnerSys 5,393,773
262,140 nVent Electric PLC 8,474,986
Total Electrical Equipment 17,484,958
Electronic Equipment, Instruments & Components - 2.8%
76,333 Belden Inc 4,447,161
185,782 Vishay Intertechnology Inc 3,732,360
Total Electronic Equipment, Instruments & Components 8,179,521
Energy Equipment & Services - 3.0%
286,639 National Energy Services Reunited Corp(2) 3,588,720
399,005 NOV Inc (2) 5,230,956
Total Energy Equipment & Services 8,819,676

Shares   Description(1) Value
Equity Real Estate Investment Trusts (REITs) - 5.0%
236,869 Brandywine Realty Trust $ 3,178,782
424,346 SITE Centers Corp 6,551,902
123,149 STAG Industrial Inc 4,833,598
Total Equity Real Estate Investment Trusts (REITs) 14,564,282
Food & Staples Retailing - 1.1%
136,457 Sprouts Farmers Market Inc (2) 3,161,709
Food Products - 1.7%
288,282 Hostess Brands Inc (2) 5,007,458
Gas Utilities - 1.2%
65,034 National Fuel Gas Co 3,415,586
Health Care Providers & Services - 1.8%
80,439 Tenet Healthcare Corp(2) 5,344,367
Hotels, Restaurants & Leisure - 2.0%
340,378 El Pollo Loco Holdings Inc (2) 5,752,388
Insurance - 0.7%
48,099 eHealth Inc (2) 1,948,009
Interactive Media & Services - 3.7%
184,452 TripAdvisor Inc (2) 6,243,700
123,144 Yelp Inc (2) 4,585,883
Total Interactive Media & Services 10,829,583
Leisure Products - 1.7%
205,939 American Outdoor Brands Inc (2) 5,057,862
Machinery - 5.1%
95,804 Federal Signal Corp 3,699,950
107,524 Flowserve Corp 3,727,857
174,289 Mayville Engineering Co Inc (2) 3,276,633
280,975 Mueller Water Products Inc 4,276,440
Total Machinery 14,980,880
Metals & Mining - 3.8%
63,358 Kaiser Aluminum Corp 6,903,488
60,044 Materion Corp 4,121,420
Total Metals & Mining 11,024,908
Multiline Retail - 1.0%
111,964 Nordstrom Inc (2) 2,961,448
Oil, Gas & Consumable Fuels - 3.4%
564,880 Magnolia Oil & Gas Corp 10,049,215
Pharmaceuticals - 1.2%
64,678 Prestige Consumer Healthcare Inc (2) 3,629,083
Real Estate Management & Development - 1.5%
208,750 Kennedy-Wilson Holdings Inc 4,367,050
Road & Rail - 1.6%
305,739 Marten Transport Ltd 4,797,045
Semiconductors & Semiconductor Equipment - 3.8%
257,215 Rambus Inc (2) 5,710,173
182,489 Tower Semiconductor Ltd(2) 5,456,421
Total Semiconductors & Semiconductor Equipment 11,166,594
Software - 3.0%
151,990 Teradata Corp(2) 8,716,626
Specialty Retail - 1.5%
168,957 American Eagle Outfitters Inc 4,359,091

Nuveen Small-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description(1) Value
Thrifts & Mortgage Finance - 3.9%
92,622 Essent Group Ltd $ 4,076,294
178,273 HomeStreet Inc 7,335,934
Total Thrifts & Mortgage Finance 11,412,228
Total Long-Term Investments (cost $236,404,797) 282,025,790
Shares Description(1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
MONEY MARKET FUNDS - 0.6%
1,677,568 State Street Navigator Securities Lending Government Money
Market Portfolio (4)
0.030%(5) $ 1,677,568
Total Investments Purchased with Collateral from Securities Lending (cost $1,677,568) 1,677,568
Principal
Amount
(000) Description(1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.2%
REPURCHASE AGREEMENTS - 3.2%
$ 9,276 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/21,repurchase price $9,276,499,
collateralized by $9,031,700, U.S. Treasury Bond, 2.250%, due
5/15/41, value $9,462,119
0.000% 10/01/21 $ 9,276,499
Total Short-Term Investments (cost $9,276,499) 9,276,499
Total Investments (cost $247,358,864) - 100.1% 292,979,857
Other Assets Less Liabilities - (0.1)% (366,129)
Net Assets - 100% $ 292,613,728
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $282,025,790 $– $– $282,025,790
Investments Purchased with Collateral from Securities Lending 1,677,568 – – 1,677,568
Short-Term Investments:
Repurchase Agreements – 9,276,499 – 9,276,499
Total
$283,703,358 $9,276,499 $– $292,979,857

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,516,469.
(4) The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.